Subsequent Events (Details Narrative) - USD ($)				1 Months Ended				6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jul. 13, 2017	Oct. 06, 2016	Dec. 31, 2017	Nov. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Jun. 30, 2018	Dec. 31, 2016	Jan. 14, 2018	Jan. 04, 2018
Debt conversion, converted instrument, shares Issued		29,788,980	24,655,278		78,374,583	115,989,052	38,479,487
Debt conversion, converted instrument, amount		$ 8,800	$ 4,330		$ 11,234	$ 56,552	$ 47,904		$ 2,769,214
Subsequent Event [Member]
Convertible note payable										$ 25,000	$ 25,000
Interest rate										10.00%	10.00%
Debt conversion, converted instrument, shares Issued								108,348,127
Debt conversion, converted instrument, amount								$ 69,000
Amended to increase authorized shares description	the articles were amended to increase the authorized to 1 billion.
Subsequent Event [Member] | Adar Bays [Member]
Debt conversion, converted instrument, shares Issued				11,702,490
Debt conversion, converted instrument, amount				$ 11,159
Subsequent Event [Member] | GW Holdings [Member]
Debt conversion, converted instrument, shares Issued				29,023,731
Debt conversion, converted instrument, amount				$ 16,000